Provision for Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Current income tax expense/(benefit):
The Company and domestic subsidiaries	¥ (1,216)	¥ 14,033	¥ 9,267
Foreign subsidiaries	7,184	8,772	9,041
Total current	5,968	22,805	18,308
Deferred income tax expense (benefit):
The Company and domestic subsidiaries	13,043	(3,861)	198
Foreign subsidiaries	(210)	(635)	(938)
Total deferred	12,833	(4,496)	(740)
Total provision	¥ 18,801	¥ 18,309	¥ 17,568